Revenue recognition and operating segments	12 Months Ended
Dec. 31, 2022
Revenue recognition and operating segments
Revenue recognition and operating segments

A. Operating

A1. Revenue recognition and operating segments

Revenue recognition

Revenue represents the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled. All revenue is considered revenue from contracts with customers as defined by IFRS 15, including job work and sales of goods. Under IFRS 15, revenue is recognised when a customer obtains control of goods or services in line with identifiable performance obligations. In the majority of cases the Group considers that the contracts it enters into are contracts for bundled services which are accounted for as a single performance obligation. Accordingly the majority of revenue across the Group is recognised on an output basis evenly over the course of the contract because the customer simultaneously receives and consumes the benefits provided by the Group’s performance as it performs. Job work is short-term contract revenue whereby the period of service is typically less than one month in duration. The performance obligations linked to this revenue type are individual to each job due to their nature, with revenue being recognised at a point in time on completion. Where consumables are supplied separately from the service contract, revenue is recognised at the point the goods transfer.

The transaction price reported for all contracts is the price agreed in the contract and there are no material elements of variable consideration, financing component or non-cash consideration. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations because the Group has a right to consideration from customers in an amount that corresponds directly with the value to the customer of the performance obligations completed to date.

Disaggregation of revenue into region, category and major type of revenue stream is shown below under segmental reporting.

Performance obligations

Revenue recognised over time — contract service revenue

These are mainly full-service contracts, inclusive of equipment, maintenance and consumables as required. The inclusive service is treated as a single performance obligation.

●	Pest Control: the Group offers a range of services with the most common being general pest maintenance contracts. Under this type of contract the Group promises to provide a pest control service for the duration of the contract. In order to fulfil this promise, equipment is supplied (such as bait boxes) and a technician maintains and monitors the equipment at a set number of visits per year, plus any additional call-outs as required; so there is a stand-ready element to the service as well as an ongoing service. The Group considers that this type of contract is a bundled service as the goods and services are not distinct in the context of the contract; equipment is not supplied without the service.

The Group offers certain termite contracts across a limited number of countries (including North America) where there is a single performance obligation. In these contracts revenue is recognised as the performance obligation is satisfied, which is generally over a short time period of a few days. These contracts include assurance warranties that last for a period of 12 months from the date of service, but the warranty is not considered to be a performance obligation under IFRS 15. These contracts are annual contracts and are therefore recognised as contract service revenue. Some smaller acquired businesses have legacy termite contract terms that do offer service warranties, resulting in a spread of revenues over the contractual year. All new customer contracts for termite treatments have been aligned across North America for all brands from January 2023 resulting in a singular accounting treatment going forward.

●	Hygiene & Wellbeing: the Group offers a similar type of service to Pest Control, providing washroom equipment, consumables and a technician to service the washroom. This type of contract will include a set number of visits. Dispensers are replenished by the technician. Management considers that the supply of goods and services are not distinct in the context of the contract. Dispensers and other equipment would not be supplied without providing the full service; the equipment is controlled by the Group and ownership does not transfer to the customer. Also included are contracts relating to interior landscaping, specifically the supply and maintenance of interior plants. Maintenance is only offered for plants that were supplied by the Group and therefore the services are not distinct in the context of the contract. The assets are positioned and situated by our technicians and the customer is not permitted to relocate them. At the end of the contract any assets on the customer’s site are recovered.
●	France Workwear: the main type of contract is for supply and laundering of garments for commercial organisations. Supply and laundry are not offered separately, therefore management considers the services not to be distinct in the context of the contract. The service is treated as a bundle and a single performance obligation. Any equipment remains under ownership and control of the Group.

Revenue recognised at a point in time — job work

These services are short term in nature and only an immaterial amount would straddle an accounting period end. There is usually only one performance obligation with revenue recognised at the point of completion of the work.

●	Pest Control: an example of this type of revenue in the Pest Control category is bird-proofing which is a one-off installation that, depending on the size of the site, may take between a few days and several weeks to complete. There is a single performance obligation (to install bird-proofing) and the customer is billed, and revenue recognised, at the end of the job.
●	Hygiene & Wellbeing: this type of revenue is generated, for example, by our Specialist Hygiene team which performs specialist cleaning services such as graffiti removal, deep cleaning of kitchens and washrooms, trauma cleaning, flood or fire damage cleaning, and specialist deep cleaning services. These are usually short-term jobs (less than one week) and usually there is a single performance obligation with revenue recognised on completion of the job.

Revenue recognised at a point in time — sale of goods

Sale of products and consumables relates mainly to the pest distribution businesses which sell pest control products to retailers and the pest control industry. In the Hygiene & Wellbeing business there are some sales of consumables to customers. In all cases, revenue is recognised at the point in time that ownership transfers to the customer.

The Group does not consider that any judgements were made that would have a significant impact on the amount or timing of revenue recognised. The contracts in the business where revenue is recognised over time are repetitive and are based on short cycles that repeat many times per year. Therefore, if revenue had been considered to be recognised at a point in time rather than over time, the in-year impact would be immaterial.

The Group makes a charge against revenue for credit notes not yet issued at the balance sheet date. Due to prolonged government lockdowns in the year ended 31 December 2020 where customer sites could not be accessed, the charge for credit notes related to the UK (which makes up a significant part of the Group credit note charge) increased significantly. This charge was estimated using data on incomplete service visits and credit notes already issued in the year. The range of estimation uncertainty affecting the reported UK & Ireland revenue of £288m was estimated to be between £(1)m and £5m. As the pandemic subsided during 2021 and lockdowns in the UK were lifted, the estimate of the level of credit notes required became more certain, which affected the amount of revenue recognised in 2021. By the end of 2022 credit note provisions had no material impact on revenue recognised.

Contract costs

Contract costs are mainly incremental costs of obtaining contracts (primarily sales commissions directly related to contracts obtained), and to a lesser extent costs to fulfil contracts which are not within the scope of other standards (mainly incremental costs of putting resources in place to fulfil contracts).

It is anticipated that these costs are recoverable over the life of the contract to which they relate. Accordingly, the Group capitalises them as contract costs and amortises them over the expected life of the contracts. Management takes a portfolio approach to recognising contract costs, and the expected length of contracts across the Group and associated amortisation periods are between three and seven years.

The contract costs recognised in the balance sheet at the period end amounted to £182m (2021: £75m; 2020: £68m). The amount of amortisation recognised in the period was £39m (2021: £30m; 2020: £28m) and impairment losses were £nil (2021: £nil; 2020: £nil).

Applying the practical expedient in paragraph 94 of IFRS 15, the Group recognises the incremental costs of obtaining contracts as an expense when incurred if the amortisation period of the assets that the Group otherwise would have recognised is one year or less.

Contract liabilities

Contract liabilities relate to advance consideration received from customers where the performance obligations have yet to be satisfied. All opening balances have subsequently been satisfied in the year. In most business categories where revenue is recognised over time, customers are invoiced in advance or simultaneously with performance obligations being satisfied.

Segment reporting

Segmental information has been presented in accordance with IFRS 8 Operating Segments. The Group’s operating segments are regions and this reflects the internal management reporting structures and the way information is reviewed by the chief operating decision maker (the Chief Executive). Each region is headed by a Regional Managing Director who reports directly to the Chief Executive and is a member of the Group’s Executive Leadership Team responsible for the review of Group performance. The businesses within each operating segment operate in a number of different countries and sell services across three business segments.

Up to the end of 2021 the Group operated three business segments: Pest Control, Hygiene and Protect & Enhance. In response to the rising importance of hygiene and wellbeing services, Rentokil Initial reorganised its business segments, primarily expanding the former Hygiene segment to become Hygiene & Wellbeing and allocating the businesses in its former Protect & Enhance segment, effective from 1 January 2022. The Protect & Enhance segment had included five businesses: Ambius, Property Care, Dental Services, Cleanroom Services and Workwear (France). The Ambius, Dental Services and Cleanroom Services businesses have been added to the enlarged segment, now called Hygiene & Wellbeing, the Property Care business has been added to the Pest Control segment, and Workwear (France) has been left as a standalone segment. At the same time, changes were made to the regional structure, designed to provide clearer geographic links and align growth strategies, as follows:

●	North America: Puerto Rico joined the Latin America (LATAM) region
●	Europe: Includes Nordics (Norway, Sweden, Finland, Denmark and Poland), previously in UK & Rest of World region. Also continues to include LATAM[1] which has been expanded to include Caribbean (formerly in UK & Rest of World) and Puerto Rico (formerly in North America)
●	UK & Sub-Saharan Africa: No change to UK, Ireland & Baltics. Sub-Saharan Africa remained in this region. Other Rest of World countries (MENAT and Caribbean) moved to other regions
●	Asia & MENAT: Enlarged region includes Asia and MENAT countries
●	Pacific: No change

The financial information presented has been restated to reflect these changes.

1.	The LATAM region is combined with Europe. It is the Group’s smallest region and not considered reportable under the quantitative thresholds in IFRS 8. It is combined with Europe as it historically reported through this region, it is similar in nature to the Europe businesses and has language and cultural alignment.

Disaggregated revenue under IFRS 15 is the same as the segmental analysis below. Restructuring costs and central and regional costs are presented at a Group level as they are not targeted or managed at reportable segment level. The basis of presentation is consistent with the information reviewed by internal management.

Revenue and profit

				Operating	Operating	Operating
	Revenue	Revenue[1]	Revenue[1]	profit	profit[1]	profit[1]
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
North America[2]
Pest Control	1,746	1,149	979	297	187	131
Hygiene & Wellbeing	103	142	218	18	29	78
	1,849	1,291	1,197	315	216	209
Europe (incl. LATAM)
Pest Control	427	350	324	103	92	75
Hygiene & Wellbeing	322	316	330	53	54	59
France Workwear	192	166	173	31	17	19
	941	832	827	187	163	153
UK & Sub-Saharan Africa
Pest Control	187	176	163	48	46	37
Hygiene & Wellbeing	183	183	164	48	49	22
	370	359	327	96	95	59
Asia & MENAT
Pest Control	231	187	171	34	25	20
Hygiene & Wellbeing	90	84	92	11	11	16
	321	271	263	45	36	36
Pacific
Pest Control	104	90	81	16	14	15
Hygiene & Wellbeing	123	107	97	32	25	20
	227	197	178	48	39	35
Central and regional overheads	6	7	11	(108)	(97)	(95)
Restructuring costs	—	—	—	(12)	(10)	(13)
Revenue and Adjusted Operating Profit	3,714	2,957	2,803	571	442	384
One-off and adjusting items[3]				(136)	(21)	(8)
Amortisation and impairment of intangible assets[4]				(118)	(74)	(82)
Operating Profit				317	347	294
Share of profit from associates (net of tax)				9	8	8
Net adjusted interest payable				(48)	(34)	(37)
Net interest adjustments				18	4	(35)
Profit Before Tax				296	325	230
1.	During 2022, internal management reporting structures changed and revenue and profit have been represented for 2020 and 2021 under the new structure.
2.	During 2022 there were impairment losses recognised in North America of £17m (2021: £nil; 2020: £nil) related to ROU assets and £8m (2021: £nil; 2020: £nil) related to property, plant and equipment.
3.	One-off and adjusting items are disclosed at Note A7.
4.	Excluding computer software.

Revenue and operating profit relate to the main groups of business segment and activity: Pest Control, Hygiene & Wellbeing and France Workwear. Central and regional overheads represent corporate expenses that are not directly attributable to any reportable segment. Business segment revenue and operating profit are shown in the table below:

				Operating	Operating	Operating
	Revenue	Revenue	Revenue[1]	profit	profit	profit[1]
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
Pest Control	2,695	1,952	1,718	498	364	278
Hygiene & Wellbeing	821	832	901	162	168	195
France Workwear	192	166	173	31	17	19
Total business segments	3,708	2,950	2,792	691	549	492
Central and regional overheads	6	7	11	(108)	(97)	(95)
Restructuring costs	—	—	—	(12)	(10)	(13)
Revenue and Adjusted Operating Profit	3,714	2,957	2,803	571	442	384
One-off and adjusting items[2]				(136)	(21)	(8)
Amortisation and impairment of intangible assets[3]				(118)	(74)	(82)
Operating Profit				317	347	294
1.	During 2022, internal management reporting structures changed and revenue and profit have been represented for 2020 and 2021 under the new structure.
2.	One-off and adjusting items are disclosed in Note A7.
3.	Excluding computer software.

Revenue from external customers attributed to the UK amounted to £296m (2021: £292m; 2020: £260m), with overseas countries accounting for the balance of £3,418m (2021: £2,665m; 2020: £2,543m). The only countries accounting for more than 10% of revenue from external customers are the US, totalling £1,786m (2021: £1,240m; 2020: £1,153m), and France, totalling £338m (2021: £306m; 2020: £310m).

The Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.

Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker.

Revenue and non-current assets for the country of domicile (UK), the United States, France, Australia, India, and Spain (being the largest countries outside the UK) and for all other countries are:

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2022	2022	2021	2021	2020	2020
	£m	£m	£m	£m	£m	£m
UK	296	192	292	180	260	176
USA	1,786	7,033	1,240	1,768	1,153	1,550
France	338	268	306	234	310	249
Australia	166	132	149	120	132	114
India	58	83	54	81	49	82
Spain	56	76	46	42	44	41
Other countries	1,014	688	870	454	855	411
Total	3,714	8,472	2,957	2,879	2,803	2,623
1.	Non-current assets include intangible assets, property, plant and equipment, right-of-use assets, contract cost assets and non-current other receivables.

Analysis of revenue by type

	Revenue	Revenue	Revenue
	2022	2021	2020
	£m	£m	£m
Recognised over time
Contract service revenue	2,610	2,009	1,878
Recognised at a point in time
Job work	724	641	651
Sales of goods	380	307	274
Total	3,714	2,957	2,803

Other segment items included in the consolidated income statement are as follows:

	Amortisation and	Amortisation and	Amortisation and
	impairment of	impairment of	impairment of
	intangibles[1]	intangibles[1]	intangibles[1]
	2022	2021	2020
	£m	£m	£m
North America	59	34	30
Europe (incl. LATAM)	29	14	15
UK & Sub-Saharan Africa	—	9	9
Asia & MENAT	20	7	17
Pacific	4	4	4
Central and regional	6	6	7
Disposed businesses	—	—	—
Total	118	74	82
Tax effect	(25)	(18)	(18)
Total after tax effect	93	56	64
1.	Excluding computer software.